S000080208 [Member] Investment Strategy - AB US Large Cap Strategic Equities ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of large-capitalization U.S. companies. For these purposes, “large-capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the S&P 500 Index. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $5.6 billion to $4.5 trillion as of December 31, 2025, the Fund normally will invest in equity securities of companies with market capitalizations of at least $5 billion at the time of purchase. A company is considered to be a U.S. company if: (i) the company is domiciled or organized in the U.S.; (ii) the company has securities that are traded principally in the U.S.; or (iii) the company conducts a substantial part of its economic activities in the U.S. The Fund may also invest to a lesser degree in the equity securities of non-U.S. companies and of small- and mid- capitalization companies.
The Adviser utilizes both fundamental and quantitative research to determine the securities in which the Fund invests and to manage risk. In applying its quantitative analysis, the Adviser considers a number of metrics that, in its opinion, have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. In assessing corporate behavior, the Adviser focuses on a company’s capital allocation decisions, including share repurchases, net equity issuances and balance sheet management.
The Fund is non-diversified under the Investment Company Act of 1940, as amended, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.